BANK LOANS AND OTHER BORROWINGS - Additional information (Details)														1 Months Ended				2 Months Ended		4 Months Ended		6 Months Ended			12 Months Ended
	Sep. 30, 2022 CNY (¥)	Sep. 16, 2022 CNY (¥)	Jul. 08, 2022 CNY (¥)	May 25, 2022 CNY (¥)	Mar. 16, 2022 CNY (¥)	Sep. 30, 2021 CNY (¥)	Sep. 13, 2021 CNY (¥)	Sep. 07, 2021 CNY (¥)	Jul. 21, 2021 CNY (¥)	Jul. 12, 2021 CNY (¥)	Mar. 05, 2021 CNY (¥)	May 02, 2020 CNY (¥)	May 02, 2020 USD ($)	May 31, 2022 CNY (¥)	May 31, 2022 USD ($)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Sep. 26, 2022 CNY (¥)	Jul. 22, 2022 CNY (¥)	Sep. 23, 2022 CNY (¥)	Mar. 10, 2022 CNY (¥)	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 CNY (¥)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)	Sep. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)	Mar. 16, 2022 USD ($)
BANK LOANS AND OTHER BORROWINGS
Proceeds from issuance of debt																						¥ 102,513,927	$ 14,438,988	¥ 92,719,786	¥ 414,116,587	$ 65,233,702	¥ 32,253,609
Repayments of debt																						50,606,602	$ 7,127,891	¥ 48,833,921	49,558,442	$ 7,806,692	160,407,571
Bank loans and other borrowing - current	¥ 163,641,078															¥ 111,733,754						163,641,078			111,733,754			$ 23,048,688	$ 17,600,856
Accrued interest	11,400,000															¥ 395,000						¥ 11,400,000			395,000			$ 1,700,000	$ 62,222
Interest expense	¥ 15,200,000					¥ 400,000																			¥ 2,800,000		¥ 5,800,000
Minimum
BANK LOANS AND OTHER BORROWINGS
Royalty rate																						1.50%	1.50%
Maximum
BANK LOANS AND OTHER BORROWINGS
Royalty rate																						3.50%	3.50%
China Guangfa Bank Co., Ltd. Shenyang Branch
BANK LOANS AND OTHER BORROWINGS
Face amount of debt							¥ 100,000,000
Term of credit facility							3 years
Proceeds from issuance of debt							¥ 46,500,000														¥ 35,500,000
Annual interest rate	5.66%						5.655%									5.66%					5.655%	5.66%			5.66%			5.66%	5.66%
Repayments of debt		¥ 10,900,000
Bank loans and other borrowing - current	¥ 35,509,492															¥ 46,456,142						¥ 35,509,492			¥ 46,456,142			$ 5,001,478	$ 7,318,002
Shanghai Pudong Development Bank Co., Ltd. Shenyang Branch
BANK LOANS AND OTHER BORROWINGS
Face amount of debt			¥ 15,000,000						¥ 140,000,000	¥ 140,000,000
Term of credit facility			2 years						3 years	3 years
Proceeds from issuance of debt										¥ 64,600,000										¥ 55,900,000
Annual interest rate	5.30%									5.30%						5.30%				5.30%		5.30%			5.30%			5.30%	5.30%
Repayments of debt																		¥ 39,000,000.0
Bank loans and other borrowing - current	¥ 81,486,261															¥ 64,647,870						¥ 81,486,261			¥ 64,647,870			$ 11,477,261	$ 10,183,654
Citi Bank
BANK LOANS AND OTHER BORROWINGS
Proceeds from issuance of debt												¥ 1,103,609	$ 166,400
Annual interest rate	1.00%											1.00%	1.00%			1.00%						1.00%			1.00%			1.00%	1.00%
Repayments of debt														¥ 234,742	$ 36,978	¥ 869,000	$ 129,422
Bank loans and other borrowing - current																¥ 234,743									¥ 234,743				$ 36,978
R-Bridge Healthcare Fund, LP
BANK LOANS AND OTHER BORROWINGS
Face amount of debt					¥ 253,928,000																									$ 40,000,000
Term of credit facility					54 months
Annual interest rate	4.00%				4.00%											4.00%						4.00%			4.00%			4.00%	4.00%	4.00%
Bank loans and other borrowing - current																¥ 394,999									¥ 394,999				$ 62,222
R-Bridge Healthcare Fund, LP | Minimum
BANK LOANS AND OTHER BORROWINGS
Royalty rate																									1.50%	1.50%
R-Bridge Healthcare Fund, LP | Maximum
BANK LOANS AND OTHER BORROWINGS
Royalty rate																									3.50%	3.50%
China CITIC Bank
BANK LOANS AND OTHER BORROWINGS
Face amount of debt				¥ 30,000,000				¥ 250,000,000			¥ 250,000,000
Term of credit facility				1 year				3 years			3 years
Proceeds from issuance of debt																			¥ 29,300,000
Annual interest rate	5.20%																		5.20%			5.20%						5.20%
Bank loans and other borrowing - current	¥ 34,295,325																					¥ 34,295,325						$ 4,830,464